Trade accounts and other accounts payable	12 Months Ended
Dec. 31, 2018
Disclosure of trade accounts and other accounts payables [Abstract]
Disclosure of trade and other payables [text block]
(19)	Trade accounts and other accounts payable

	December 31,
	2018	2017	2016
Trade payables	$3,996,014	3,684,220	3,646,410
Sundry creditors and expenses payable	597,330	479,223	448,679
Provisions	103,494	103,474	105,434
Statutory employee profit sharing	68,432	42,940	42,134
Retained payroll taxes and other local taxes	259,828	241,739	214,558
Direct employee benefits	160,431	171,784	76,721
Interest payable	10,728	16,904	11,160
Others	90	82	81
	$5,196,347	4,740,366	4,545,177

Note 8 discloses the Company’s exposure to the exchange and liquidity risks related to trade accounts payable and other accounts payable.

In December 2009, the Mexican Federal Competition Agency (CFC, for its Spanish acronym) released a news report in which it announced an investigation on the Mexican poultry industry in reference to possible monopolistic practices. As a result of this investigation, CFC imposed several fines to the Company for supposedly having certain practices where the price of chicken was manipulated. Although the Company and its legal advisors considered that the interposed legal processes were well sustained and attended, a provision that was considered adequate was recognized. During 2016 these judgments were concluded in favor of the Company's interests, for which reason the provision recorded for this purpose was canceled.

Additionally, the National Water Commission (CNA, for its Spanish acronym) imposed credits and fines to the Company for supposed infractions made by the Company in water administration for exploitation of livestock. The Company has recognized a provision for the amount that it expects to be probable to pay.

Bachoco USA, LLC. is involved in claims with the United States of America Department of Labor and the Unites State Immigration and Customs Enforcement, and various other matters related to its business, including workers’ payment claims and environmental issues. As of December 31, 2018, 2017 and 2016, the Company has recorded provisions of $39,340 (2,000 thousand dollars), $39,320 (2,000 thousand dollars) and $41,280 (2,000 thousand dollars) for estimated probable payments.